Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				$ 145,810				$ 145,810
Impairment (recovery)	$ (277)	$ (567)	$ (487)	(263)	$ (164)	$ 9	$ 6	(1,594)	$ (149)
Net book value	151,900							151,900	145,810
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				250,429			384,846	250,429	384,846
Acquisitions (note 5(a), note 5(b))									22,250
Additions								14,937	8,614
Transfers from CIP								(0)	0
Transfer from (to) assets held for sale								18,293	(161,798)
Dispositions								(3,281)	(3,483)
Net book value	280,378							280,378	250,429
Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				104,619			231,930	104,619	231,930
Transfer from (to) assets held for sale									(147,797)
Depreciation								21,453	22,747
Impairment (recovery)								4,209	(96)
Dispositions								(1,803)	(2,165)
Net book value	128,478							128,478	104,619
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				9,454				9,454
Net book value	8,765							8,765	9,454
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				9,454			20,953	9,454	20,953
Acquisitions (note 5(a), note 5(b))									335
Additions								0	0
Transfers from CIP								0	0
Transfer from (to) assets held for sale								0	(11,834)
Dispositions								0	0
Net book value	9,454							9,454	9,454
Land | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				0			0	0	0
Transfer from (to) assets held for sale									0
Depreciation								0	0
Impairment (recovery)								689	0
Dispositions								0	0
Net book value	689							689	0
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				46,291				46,291
Net book value	57,952							57,952	46,291
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				51,251			179,156	51,251	179,156
Acquisitions (note 5(a), note 5(b))									15,635
Additions								0	0
Transfers from CIP								0	0
Transfer from (to) assets held for sale								18,800	(143,540)
Dispositions								(532)	0
Net book value	69,519							69,519	51,251
Production Facilities | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				4,960			145,420	4,960	145,420
Transfer from (to) assets held for sale									(141,811)
Depreciation								1,664	1,351
Impairment (recovery)								4,943	0
Dispositions								0	0
Net book value	11,567							11,567	4,960
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				40,124				40,124
Net book value	38,673							38,673	40,124
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				78,250			76,899	78,250	76,899
Acquisitions (note 5(a), note 5(b))									1,110
Additions								3,765	800
Transfers from CIP								2,571	0
Transfer from (to) assets held for sale								0	0
Dispositions								(6)	(559)
Net book value	84,580							84,580	78,250
Leasehold Improvements | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				38,126			28,448	38,126	28,448
Transfer from (to) assets held for sale									0
Depreciation								8,938	10,222
Impairment (recovery)								(1,044)	15
Dispositions								(113)	(559)
Net book value	45,907							45,907	38,126
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				47,370				47,370
Net book value	41,357							41,357	47,370
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				108,903			99,164	108,903	99,164
Acquisitions (note 5(a), note 5(b))									5,170
Additions								6,019	6,831
Transfers from CIP								0	983
Transfer from (to) assets held for sale								(507)	(411)
Dispositions								(2,743)	(2,834)
Net book value	111,672							111,672	108,903
Equipment | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				61,533			52,241	61,533	52,241
Transfer from (to) assets held for sale									(165)
Depreciation								10,851	11,174
Impairment (recovery)								(379)	(111)
Dispositions								(1,690)	(1,606)
Net book value	70,315							70,315	61,533
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				2,571				2,571
Net book value	5,153							5,153	2,571
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				2,571			8,674	2,571	8,674
Acquisitions (note 5(a), note 5(b))									0
Additions								5,153	983
Transfers from CIP								(2,571)	(983)
Transfer from (to) assets held for sale								0	(6,013)
Dispositions								0	(90)
Net book value	5,153							5,153	2,571
Construction in Progress | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value				$ 0			$ 5,821	0	5,821
Transfer from (to) assets held for sale									(5,821)
Depreciation								0	0
Impairment (recovery)								0	0
Dispositions								0	0
Net book value	$ 0							$ 0	$ 0